Provisions - Summary of Movements in Other Provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of other provisions [line items]
Other provisions beginning balance	€ 1,298
Additions through business combinations	1
Charges	369
Releases	(252)
Utilisation	(275)
Currency translation	(41)
Other provisions ending balance	1,100
Restructuring
Disclosure of other provisions [line items]
Other provisions beginning balance	305
Additions through business combinations	0
Charges	58
Releases	(40)
Utilisation	(147)
Currency translation	(1)
Other provisions ending balance	175
Legal
Disclosure of other provisions [line items]
Other provisions beginning balance	321
Additions through business combinations	1
Charges	91
Releases	(110)
Utilisation	(37)
Currency translation	(25)
Other provisions ending balance	241
Brazil indirect taxes
Disclosure of other provisions [line items]
Other provisions beginning balance	66
Additions through business combinations	0
Charges	11
Releases	(2)
Utilisation	(9)
Currency translation	2
Other provisions ending balance	68
Other
Disclosure of other provisions [line items]
Other provisions beginning balance	606
Additions through business combinations	0
Charges	209
Releases	(100)
Utilisation	(82)
Currency translation	(17)
Other provisions ending balance	€ 616